Employee benefits - Funded Status of the plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Funded status of the plan:
Fair value of plan assets at end of year	$ 799,935	$ 685,823
Pension Plans
Funded status of the plan:
Benefit obligation at end of year	852,551	754,558	$ 816,988
Fair value of plan assets at end of year	799,935	685,823	767,539
Funded status at year end	(52,616)	(68,735)	(49,449)
OPEB Plan
Funded status of the plan:
Benefit obligation at end of year	168,681	153,415	170,720
Fair value of plan assets at end of year	0	0	0
Funded status at year end	$ (168,681)	$ (153,415)	$ (170,720)